Shareholder Report, Line Graph (Details) 195773_Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Apr. 30, 2025	Aug. 19, 2024	Apr. 30, 2026
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF NAV
Accumulated Value	$ 9,784	$ 10,000	$ 12,954
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders Index
Accumulated Value	9,803	10,000	$ 13,021
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Accumulated Value	10,020	10,000	$ 13,132
NASDAQ-100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ-100 Index
Accumulated Value	$ 9,951	$ 10,000	$ 14,053